Financial asset investments at fair value through profit or loss (Details) € in Thousands	12 Months Ended
Dec. 31, 2021 EUR (€)
Financial Asset Investments At Fair Value Through Profit Or Loss
Beginning Balance
Investments during the year	44,328
Redemptions	(18,169)
Unrealised gains and losses	47
Translation differences	1,247
Ending Balance	€ 27,453